Other comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Change in unrealized fair value of cash flow hedges
Accumulated balance at beginning	$ 5	$ 32	$ (11)
Amount arising	25	(29)	48
Income taxes	(1)	2	(5)
Net	24	(27)	43
Accumulated balance at ending	29	5	32
Cumulative foreign currency translation adjustment
Accumulated balance at beginning	(18)	(44)	45
Amount arising	(77)	26	(89)
Net	(77)	26	(89)
Income taxes	0	0	0
Accumulated balance at ending	(95)	(18)	(44)
Employee defined benefit plan re- measurements
Net	0	1	3
Total	(53)	0	(43)
Accumulated other comprehensive income (loss)
Employee defined benefit plan re- measurements
Accumulated balance at beginning, accumulated other comprehensive income	(13)	(12)	34
Amount arising, accumulated other comprehensive income	(52)	(3)	(41)
Income taxes, accumulated other comprehensive income	(1)	2	(5)
Total	(53)	(1)	(46)
Accumulated balance at ending, accumulated other comprehensive income	$ (66)	$ (13)	$ (12)